SUBSEQUENT EVENTS (Details Narrative)										6 Months Ended
	Aug. 14, 2025 CAD ($) shares	Jul. 21, 2025 USD ($) $ / shares	Jul. 21, 2025 CAD ($) $ / shares shares	Jun. 12, 2025 USD ($)	May 05, 2025 USD ($)	Nov. 19, 2024 USD ($)	Aug. 21, 2024 USD ($)	Apr. 29, 2024 USD ($)	Feb. 26, 2024 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Issue of ordinary shares				$ 18,758,889	$ 4,973,404	$ 5,272,234	$ 2,720,050	$ 4,882,168	$ 4,877,475
Net proceeds from issue of ordinary shares				$ 17,113,545	$ 4,322,853	$ 4,516,837	$ 2,376,374	$ 4,102,553	$ 4,124,977
Warrants exercised for total proceeds										$ 4,175,807	$ 371,500
Nonadjusting Events [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			4,672,895
Exercise price | (per share)		$ 5.35	$ 7.3579
Issue of ordinary shares		$ 24,999,998	$ 34,279,247
Estimated costs		1,824,999	2,502,384
Net proceeds from issue of ordinary shares		$ 23,174,989	$ 31,776,863
Broker warrant shares | shares			233,644
Warrant Exercise price | $ / shares			$ 9.1973
Warrants exercised for total proceeds, shares | shares	3,168,463
Warrants exercised for total proceeds	$ 14,580,351
Broker warrants exercised for total proceeds, shares | shares	388,334
Broker warrants exercised for total proceeds	$ 1,668,087